Income Taxes - Summary of Current and Deferred Components of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 46,573		¥ 21,556	¥ 2,311
Deferred tax benefits	(18,962)	$ (2,915)	(18,468)	(3,208)
Income tax (benefit) expense	¥ 27,611	$ 4,244	¥ 3,088	¥ (897)